DERIVATIVES AND HEDGING ACTIVITES (Schedule of Fair Value of Company's Outstanding Derivative Instruments) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Derivatives designated as hedging instruments:
Foreign exchange forward contracts and other derivatives - Prepaid expenses and other current assets	$ 301	$ 125
Foreign exchange forward contracts and other derivatives - Accrued expenses and other liabilities	10	84
Foreign exchange forward contracts and other derivatives - Accumulated other comprehensive income	198	36
Derivatives not designated as hedging instruments
Foreign exchange forward contracts and other derivatives - Prepaid expenses and other current assets		20
Cross currency SWAP - Prepaid expenses and other current assets	$ 3,184	$ 973